CYNTHIA R. BEYEA

DIRECT LINE:

E-mail: @sutherland.com

November 5, 2012

VIA EDGAR

Michael Shaffer, Esq.

John Ganley, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Re:	AmericaFirst Quantitative Funds (the “Trust”) File Nos. 333-179594 and 811-22669

Dear Dear Messrs. Shaffer and Ganley:

As we discussed, attached for filing on behalf of the Trust is the Trust’s third pre-effective amendment (the “Amendment”).  The Amendment reflects changes to each fund’s the principal investment strategies, as well as a change to the fundamental investment objective regarding concentration.

If you have any questions or concerns, please call the undersigned at 202-383-0472 or Steve Boehm at 202-383-0176.

/s/Cynthia R. Beyea

Cynthia R. Beyea

cc:	Rick Gonsalves, AmericaFirst Robert Roach, AmericaFirst Steven Boehm, Sutherland